Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020
Assets
Cash and due from banks		$ 28,905		$ 62,580
Held-to-maturity (2021 fair value $41,812)	[1]	41,858
Available-for-sale ($557 and $402 pledged as collateral, respectively)	[2]	132,963	[3]	136,840
Loans held for sale (including $6,623 and $8,524 of mortgage loans carried at fair value, respectively)		7,775		8,761
Loans
Total loans		312,028		297,707
Less allowance for loan losses		(5,724)		(7,314)
Net loans		306,304		290,393
Premises and equipment		3,305		3,468
Goodwill		10,262		9,918
Other intangible assets		3,738		2,864
Other assets (including $1,193 and $1,255 of trading securities at fair value pledged as collateral, respectively)	[2]	38,174		39,081
Total assets		573,284		553,905
Deposits
Noninterest-bearing		134,901		118,089
Interest-bearing		321,182		311,681
Total deposits		456,083		429,770
Short-term borrowings		11,796		11,766
Long-term debt		32,125		41,297
Other liabilities		17,893		17,347
Total liabilities		517,897		500,180
Shareholders' equity
Preferred stock		6,371		5,983
Common stock, par value $0.01 a share — authorized: 4,000,000,000 shares; issued: 2021 and 2020 — 2,125,725,742 shares		21		21
Capital surplus		8,539		8,511
Retained earnings		69,201		64,188
Less cost of common stock in treasury: 2021 — 642,223,571 shares; 2020 — 618,618,084 shares		(27,271)		(25,930)
Accumulated other comprehensive income (loss)		(1,943)		322
Total U.S. Bancorp shareholders' equity		54,918		53,095
Noncontrolling interests		469		630
Total equity		55,387		53,725
Total liabilities and equity		573,284		553,905
Commercial
Loans
Total loans		112,023		102,871
Commercial real estate
Loans
Total loans		39,053		39,311
Residential mortgages
Loans
Total loans		76,493		76,155
Credit card
Loans
Total loans		22,500		22,346
Other retail
Loans
Total loans		$ 61,959		$ 57,024

[1]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[2]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[3]	The weighted-average maturity of total available-for-sale investment securities was 3.4 years at December 31, 2020, with a corresponding weighted-average yield of 1.61 percent.